FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2024 and 2023, are as follows:

All figures in USD ‘000 Recurring:	Fair Value Hierarchy Level	2024 Fair Value	2024 Carrying Value	2023 Fair Value	2023 Carrying Value
Cash and Cash Equivalents	1	39,177	39,177	31,078	31,078
Restricted Cash	1	5,207	5,207	2,283	2,283
2019 Senior Secured Credit Facility including $30 million Accordion Loan	2	(72,561)	(72,494)	(84,640)	(84,155)
Financing of 2018-built Vessels	2	(78,101)	(77,241)	(87,239)	(86,145)
Financing of 2022-built Vessels	2	(73,836)	(73,028)	(79,351)	(78,425)
Financing of Nordic Hawk	2	(47,524)	(46,941)	(53,540)	(52,871)